Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,246	$ 832
Provision for credit losses
Originations	2	2
Maturities	(10)	(9)
Changes in risk, parameters and exposures	33	184
Write-offs	(106)	(174)
Recoveries	37	35
Exchange rate and other	(1)	(2)
Balance at end of period	1,201	868
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	364	173
Provision for credit losses
Transfers to Stage 1	226	118
Transfers to Stage 2	(30)	(22)
Transfers to Stage 3	(2)
Originations	2	2
Maturities	(2)	(1)
Changes in risk, parameters and exposures	(205)	(94)
Exchange rate and other		(2)
Balance at end of period	353	174
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	882	659
Provision for credit losses
Transfers to Stage 1	(226)	(118)
Transfers to Stage 2	30	22
Transfers to Stage 3	(60)	(88)
Maturities	(8)	(8)
Changes in risk, parameters and exposures	231	227
Exchange rate and other	(1)
Balance at end of period	848	694
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	62	88
Changes in risk, parameters and exposures	7	51
Write-offs	(106)	(174)
Recoveries	$ 37	$ 35